UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Hedged Stock Fund

Semiannual Report

May 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report May 31, 2017

Eaton Vance

Hedged Stock Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	22

Officers and Trustees	25

Important Notices	26

Eaton Vance

Hedged Stock Fund

May 31, 2017

Performance1,2

Portfolio Manager Charles Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	02/29/2008	02/29/2008	5.33%	4.69%	5.91%	2.80%
Class A with 5.75% Maximum Sales Charge	—	—	–0.70	–1.38	4.67	2.14
Class C at NAV	02/29/2008	02/29/2008	4.94	3.92	5.11	2.03
Class C with 1% Maximum Sales Charge	—	—	3.94	2.92	5.11	2.03
Class I at NAV	02/29/2008	02/29/2008	5.35	4.84	6.17	3.05
S&P 500 Index	—	—	10.81%	17.47%	15.41%	8.65%
CBOE S&P 500 95-110 Collar Index	—	—	8.16	10.47	8.12	—

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.59%	2.34%	1.34%
Net				1.15	1.90	0.90

Fund Profile

Sector Allocation (% of total investments)4

Top 10 Holdings (% of total investments)4

Apple, Inc.	4.8%

Alphabet, Inc., Class C	3.1

Johnson & Johnson	2.7

JPMorgan Chase & Co.	2.7

Wells Fargo & Co.	2.3

Facebook, Inc., Class A	2.3

Chubb, Ltd.	2.3

Verizon Communications, Inc.	2.3

Amazon.com, Inc.	2.0

First American Financial Corp.	2.0

Total	26.5%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Hedged Stock Fund

May 31, 2017

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. CBOE S&P 500 95-110 Collar Index is an unmanaged index of the S&P 500 stocks with a collar option strategy of buying put options and selling call options. The CBOE S&P 500 95-110 Collar Index commenced on September 2008; accordingly the Since Inception return is not available. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Hedged Stock Fund

May 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 – May 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (12/1/16)	Ending Account Value (5/31/17)	Expenses Paid During Period* (12/1/16 – 5/31/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,053.30	$5.94	**	1.16%
Class C	$1,000.00	$1,049.40	$9.76	**	1.91%
Class I	$1,000.00	$1,053.50	$4.66	**	0.91%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$5.84	**	1.16%
Class C	$1,000.00	$1,015.40	$9.60	**	1.91%
Class I	$1,000.00	$1,020.40	$4.58	**	0.91%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2016.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

4

Eaton Vance

Hedged Stock Fund

May 31, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 100.2%

Security	Shares	Value

Aerospace & Defense — 2.5%
CAE, Inc.	26,550	$428,857
Hexcel Corp.	2,060	105,946
United Technologies Corp.	4,162	504,767

		$1,039,570

Air Freight & Logistics — 1.8%
FedEx Corp.	3,770	$730,777

		$730,777

Auto Components — 1.1%
Delphi Automotive PLC	5,400	$475,038

		$475,038

Banks — 6.0%
JPMorgan Chase & Co.	13,600	$1,117,240
KeyCorp	24,200	422,774
Wells Fargo & Co.	19,050	974,217

		$2,514,231

Beverages — 1.7%
Constellation Brands, Inc., Class A	3,917	$715,832

		$715,832

Biotechnology — 2.5%
Biogen, Inc.(1)	440	$109,019
Celgene Corp.(1)	1,578	180,539
Gilead Sciences, Inc.	6,907	448,195
Incyte Corp.(1)	1,108	143,298
Vertex Pharmaceuticals, Inc.(1)	1,200	148,320

		$1,029,371

Building Products — 1.1%
Johnson Controls International PLC	10,750	$448,920

		$448,920

Capital Markets — 1.9%
Charles Schwab Corp. (The)	6,200	$240,250
Lazard, Ltd., Class A	4,650	206,925
CBOE Holdings, Inc.	4,200	362,754

		$809,929

Security	Shares	Value

Chemicals — 0.5%
Monsanto Co.	1,650	$193,743

		$193,743

Commercial Services & Supplies — 1.7%
Brambles, Ltd.	40,300	$310,354
Deluxe Corp.	5,750	391,920

		$702,274

Containers & Packaging — 2.1%
Crown Holdings, Inc.(1)	7,400	$427,276
International Paper Co.	8,530	451,066

		$878,342

Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc.(1)	2,990	$229,393
ServiceMaster Global Holdings, Inc.(1)	5,100	192,780

		$422,173

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	20,201	$942,175

		$942,175

Electric Utilities — 1.2%
NextEra Energy, Inc.	3,431	$485,281

		$485,281

Electronic Equipment, Instruments & Components — 0.8%
Avnet, Inc.	9,000	$330,120

		$330,120

Energy Equipment & Services — 1.3%
Halliburton Co.	7,500	$338,925
Oceaneering International, Inc.	8,200	199,916

		$538,841

Equity Real Estate Investment Trusts (REITs) — 2.9%
CubeSmart	21,100	$526,656
Equity Residential	6,520	424,387
Extra Space Storage, Inc.	3,200	247,904

		$1,198,947

5	See Notes to Financial Statements.

Eaton Vance

Hedged Stock Fund

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food & Staples Retailing — 1.7%
Performance Food Group Co.(1)	25,600	$724,480

		$724,480

Food Products — 2.1%
Blue Buffalo Pet Products, Inc.(1)	8,900	$209,061
Pinnacle Foods, Inc.	10,787	672,138

		$881,199

Health Care Equipment & Supplies — 1.8%
Zimmer Biomet Holdings, Inc.	6,108	$728,135

		$728,135

Health Care Providers & Services — 2.5%
Aetna, Inc.	3,650	$528,739
Envision Healthcare Corp.(1)	9,300	507,873

		$1,036,612

Household Durables — 3.4%
D.R. Horton, Inc.	10,200	$333,438
Newell Brands, Inc.	12,746	674,901
NVR, Inc.(1)	182	415,393

		$1,423,732

Household Products — 1.1%
Colgate-Palmolive Co.	5,800	$442,888

		$442,888

Insurance — 5.8%
American Financial Group, Inc.	6,400	$639,040
Chubb, Ltd.	6,638	950,495
First American Financial Corp.	19,200	835,584

		$2,425,119

Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc.(1)	844	$839,459

		$839,459

Internet Software & Services — 8.5%
Alphabet, Inc., Class C(1)	1,339	$1,291,947
eBay, Inc.(1)	21,053	722,118
Facebook, Inc., Class A(1)	6,424	972,979
GoDaddy, Inc., Class A(1)	12,900	530,706

		$3,517,750

Security	Shares	Value

IT Services — 3.0%
Amdocs, Ltd.	11,380	$737,196
Genpact, Ltd.	18,550	506,786

		$1,243,982

Machinery — 1.1%
Dover Corp.	2,920	$241,046
Milacron Holdings Corp.(1)	12,294	213,793

		$454,839

Media — 3.6%
Interpublic Group of Cos., Inc.	9,500	$236,835
Time Warner, Inc.	7,530	749,159
Walt Disney Co. (The)	4,871	525,776

		$1,511,770

Metals & Mining — 0.3%
Rio Tinto PLC ADR	3,150	$126,976

		$126,976

Multi-Utilities — 2.1%
CMS Energy Corp.	9,300	$440,913
Sempra Energy	3,729	434,391

		$875,304

Oil, Gas & Consumable Fuels — 4.7%
Chevron Corp.	7,845	$811,801
ConocoPhillips	10,650	475,948
EOG Resources, Inc.	3,109	280,774
Phillips 66	5,050	384,355

		$1,952,878

Personal Products — 1.0%
Unilever NV	7,500	$425,850

		$425,850

Pharmaceuticals — 7.0%
Allergan PLC	3,195	$714,881
Jazz Pharmaceuticals PLC(1)	1,900	276,564
Johnson & Johnson	8,742	1,121,162
Pfizer, Inc.	24,500	799,925

		$2,912,532

6	See Notes to Financial Statements.

Eaton Vance

Hedged Stock Fund

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Road & Rail — 1.8%
CSX Corp.	14,100	$763,797

		$763,797

Semiconductors & Semiconductor Equipment — 4.3%
Broadcom, Ltd.	1,425	$341,259
Intel Corp.	21,292	768,854
NXP Semiconductors NV(1)	3,120	342,888
Texas Instruments, Inc.	3,985	328,723

		$1,781,724

Software — 1.5%
Adobe Systems, Inc.(1)	1,830	$259,604
Intuit, Inc.	1,700	239,088
Proofpoint, Inc.(1)	1,600	137,600

		$636,292

Specialty Retail — 1.6%
Advance Auto Parts, Inc.	2,200	$293,986
Home Depot, Inc. (The)	2,500	383,775

		$677,761

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	13,278	$2,028,347

		$2,028,347

Tobacco — 2.0%
Philip Morris International, Inc.	6,930	$830,213

		$830,213

Total Common Stocks (identified cost $35,033,530)		$41,697,203

Put Options Purchased — 0.1%

Exchange-Traded Options — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	14	$2,335	6/2/17	$350
S&P 500 Index	14	2,340	6/5/17	665
S&P 500 Index	14	2,340	6/7/17	1,155
S&P 500 Index	14	2,330	6/9/17	1,715
S&P 500 Index	14	2,340	6/12/17	2,485
S&P 500 Index	14	2,280	6/14/17	1,645
S&P 500 Index	14	2,310	6/16/17	3,080

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	14	$2,320	6/19/17	$4,165
S&P 500 Index	14	2,340	6/21/17	6,790
S&P 500 Index	14	2,360	6/23/17	10,640
S&P 500 Index	14	2,355	6/26/17	10,430
S&P 500 Index	13	2,345	6/28/17	10,075

Total Put Options Purchased (identified cost $140,102)				$53,195

Short-Term Investments — 0.2%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.08%(2)	79,319	$79,351

Total Short-Term Investments (identified cost $79,351)		$79,351

Total Investments — 100.5% (identified cost $35,252,983)		$41,829,749

Call Options Written — (0.4)%

Exchange-Traded Options — (0.4)%

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	14	$2,415	6/2/17	$(5,320)
S&P 500 Index	14	2,420	6/5/17	(3,990)
S&P 500 Index	14	2,415	6/7/17	(9,660)
S&P 500 Index	14	2,415	6/9/17	(12,320)
S&P 500 Index	14	2,420	6/12/17	(10,080)
S&P 500 Index	14	2,395	6/14/17	(36,330)
S&P 500 Index	14	2,405	6/16/17	(28,140)
S&P 500 Index	14	2,415	6/19/17	(20,650)
S&P 500 Index	14	2,425	6/21/17	(14,840)
S&P 500 Index	14	2,435	6/23/17	(10,290)
S&P 500 Index	14	2,435	6/26/17	(10,990)
S&P 500 Index	13	2,430	6/28/17	(13,780)

Total Call Options Written (premiums received $148,461)				$(176,390)

Other Assets, Less Liabilities — (0.1)%				$(31,404)

Net Assets — 100.0%				$41,621,955

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

7	See Notes to Financial Statements.

Eaton Vance

Hedged Stock Fund

May 31, 2017

Portfolio of Investments (Unaudited) — continued

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2017.

Abbreviations:

ADR	–	American Depositary Receipt

8	See Notes to Financial Statements.

Eaton Vance

Hedged Stock Fund

May 31, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	May 31, 2017
Unaffiliated investments, at value (identified cost, $35,173,632)	$41,750,398
Affiliated investment, at value (identified cost, $79,351)	79,351
Foreign currency, at value (identified cost, $11)	11
Dividends receivable	80,025
Dividends receivable from affiliated investment	92
Receivable for premiums on written options	61,960
Receivable for Fund shares sold	168,572
Tax reclaims receivable	24,244
Receivable from affiliate	21,839
Total assets	$42,186,492

Liabilities
Written options outstanding, at value (premiums received, $148,461)	$176,390
Payable for investments purchased	11,225
Payable for closed written options	1,058
Payable for Fund shares redeemed	276,013
Due to custodian	30,639
Payable to affiliates:
Investment adviser fee	31,960
Distribution and service fees	9,020
Trustees’ fees	572
Accrued expenses	27,660
Total liabilities	$564,537
Net Assets	$41,621,955

Sources of Net Assets
Paid-in capital	$39,426,523
Accumulated net realized loss	(4,599,837)
Accumulated undistributed net investment income	244,213
Net unrealized appreciation	6,551,056
Total	$41,621,955

Class A Shares
Net Assets	$15,491,389
Shares Outstanding	1,802,008
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.60
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.12

Class C Shares
Net Assets	$6,654,629
Shares Outstanding	784,052
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.49

Class I Shares
Net Assets	$19,475,937
Shares Outstanding	2,258,739
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.62

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Hedged Stock Fund

May 31, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended May 31, 2017
Dividends (net of foreign taxes, $931)	$505,466
Dividends from affiliated investment	443
Total investment income	$505,909

Expenses
Investment adviser fee	$203,235
Distribution and service fees
Class A	21,790
Class C	35,373
Trustees’ fees and expenses	1,636
Custodian fee	45,142
Transfer and dividend disbursing agent fees	18,194
Legal and accounting services	17,443
Printing and postage	7,777
Registration fees	8,549
Interest expense and fees	1,719
Miscellaneous	7,565
Total expenses	$368,423
Deduct —
Allocation of expenses to affiliate	$106,716
Total expense reductions	$106,716

Net expenses	$261,707

Net investment income	$244,202

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,277,993
Investment transactions — affiliated investment	5
Written options	(1,110,299)
Foreign currency transactions	345
Net realized gain	$1,168,044
Change in unrealized appreciation (depreciation) —
Investments	$729,248
Written options	170,986
Foreign currency	1,025
Net change in unrealized appreciation (depreciation)	$901,259

Net realized and unrealized gain	$2,069,303

Net increase in net assets from operations	$2,313,505

10	See Notes to Financial Statements.

Eaton Vance

Hedged Stock Fund

May 31, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
From operations —
Net investment income	$244,202	$677,478
Net realized gain (loss) from investment transactions, written options and foreign currency transactions	1,168,044	(2,670,941)
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	901,259	816,951
Net increase (decrease) in net assets from operations	$2,313,505	$(1,176,512)
Distributions to shareholders —
From net investment income
Class A	$(157,566)	$(80,532)
Class I	(240,850)	(152,591)
Total distributions to shareholders	$(398,416)	$(233,123)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,077,926	$9,793,150
Class C	309,064	1,489,155
Class I	4,446,170	20,705,095
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	139,690	73,361
Class I	201,332	115,813
Cost of shares redeemed
Class A	(6,915,515)	(11,589,030)
Class C	(1,462,057)	(2,363,543)
Class I	(10,668,408)	(19,970,181)
Net decrease in net assets from Fund share transactions	$(10,871,798)	$(1,746,180)

Net decrease in net assets	$(8,956,709)	$(3,155,815)

Net Assets
At beginning of period	$50,578,664	$53,734,479

At end of period	$41,621,955	$50,578,664

Accumulated undistributed net investment income included in net assets
At end of period	$244,213	$398,427

11	See Notes to Financial Statements.

Eaton Vance

Hedged Stock Fund

May 31, 2017

Financial Highlights

	Class A
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$8.230		$8.460		$8.110		$7.810		$6.960		$7.040

Income (Loss) From Operations
Net investment income(1)	$0.046		$0.089		$0.062		$0.018		$0.035		$0.034
Net realized and unrealized gain (loss)	0.390		(0.289)		0.288		0.397		1.045		0.116

Total income (loss) from operations	$0.436		$(0.200)		$0.350		$0.415		$1.080		$0.150

Less Distributions
From net investment income	$(0.066)		$(0.030)		$—		$(0.003)		$(0.028)		$(0.029)
Tax return of capital	—		—		—		(0.112)		(0.202)		(0.201)

Total distributions	$(0.066)		$(0.030)		$—		$(0.115)		$(0.230)		$(0.230)

Net asset value — End of period	$8.600		$8.230		$8.460		$8.110		$7.810		$6.960

Total Return(2)	5.33	%(3)(4)	(2.37	)%(4)	4.32	%(4)	5.36	%(5)	15.63	%(5)	2.19	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,491		$18,464		$20,695		$14,214		$18,554		$23,957
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.16	%(4)(7)(8)	1.15	%(4)	1.15	%(4)	1.41	%(5)	1.50	%(5)	1.50	%(5)
Net investment income	1.09	%(7)	1.09%		0.74%		0.22%		0.48%		0.47%
Portfolio Turnover	65	%(3)	130%		118%		106%		45%		37%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.47%, 0.44% and 0.64% of average daily net assets for the six months ended May 31, 2017 and the years ended November 30, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.68%, 0.49% and 0.24% of average daily net assets for the years ended November 30, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.01%.

12	See Notes to Financial Statements.

Eaton Vance

Hedged Stock Fund

May 31, 2017

Financial Highlights — continued

	Class C
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$8.090		$8.350		$8.070		$7.800		$6.950		$6.970

Income (Loss) From Operations
Net investment income (loss)(1)	$0.014		$0.029		$(0.000	)(2)	$(0.043)		$(0.020)		$(0.019)
Net realized and unrealized gain (loss)	0.386		(0.289)		0.280		0.397		1.040		0.121

Total income (loss) from operations	$0.400		$(0.260)		$0.280		$0.354		$1.020		$0.102

Less Distributions
From net investment income	$—		$—		$—		$(0.002)		$(0.021)		$(0.015)
Tax return of capital	—		—		—		(0.082)		(0.149)		(0.107)

Total distributions	$—		$—		$—		$(0.084)		$(0.170)		$(0.122)

Net asset value — End of period	$8.490		$8.090		$8.350		$8.070		$7.800		$6.950

Total Return(3)	4.94	%(4)(5)	(3.11	)%(5)	3.47	%(5)	4.58	%(6)	14.75	%(6)	1.49	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,655		$7,471		$8,591		$8,504		$9,841		$12,924
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.91	%(5)(8)(9)	1.90	%(5)	1.90	%(5)	2.16	%(6)	2.25	%(6)	2.25	%(6)
Net investment income (loss)	0.35	%(8)	0.35%		(0.00	)%(10)	(0.54)%		(0.27)%		(0.27)%
Portfolio Turnover	65	%(4)	130%		118%		106%		45%		37%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.47%, 0.44% and 0.64% of average daily net assets for the six months ended May 31, 2017 and the years ended November 30, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.68%, 0.49% and 0.24% of average daily net assets for the years ended November 30, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Includes interest expense of 0.01%.

(10)	Amount is less than (0.005)%.

13	See Notes to Financial Statements.

Eaton Vance

Hedged Stock Fund

May 31, 2017

Financial Highlights — continued

	Class I
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$8.270		$8.490		$8.120		$7.810		$6.970		$7.060

Income (Loss) From Operations
Net investment income(1)	$0.056		$0.111		$0.084		$0.036		$0.054		$0.051
Net realized and unrealized gain (loss)	0.383		(0.287)		0.286		0.400		1.036		0.128

Total income (loss) from operations	$0.439		$(0.176)		$0.370		$0.436		$1.090		$0.179

Less Distributions
From net investment income	$(0.089)		$(0.044)		$—		$(0.004)		$(0.030)		$(0.034)
Tax return of capital	—		—		—		(0.122)		(0.220)		(0.235)

Total distributions	$(0.089)		$(0.044)		$—		$(0.126)		$(0.250)		$(0.269)

Net asset value — End of period	$8.620		$8.270		$8.490		$8.120		$7.810		$6.970

Total Return(2)	5.35	%(3)(4)	(2.08	)%(4)	4.56	%(4)	5.63	%(5)	15.77	%(5)	2.61	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,476		$24,644		$24,449		$12,050		$7,762		$10,187
Ratios (as a percentage of average daily net assets):
Expenses(6)	0.91	%(4)(7)(8)	0.90	%(4)	0.90	%(4)	1.16	%(5)	1.25	%(5)	1.25	%(5)
Net investment income	1.33	%(7)	1.35%		1.01%		0.45%		0.73%		0.72%
Portfolio Turnover	65	%(3)	130%		118%		106%		45%		37%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.47%, 0.44% and 0.64% of average daily net assets for the six months ended May 31, 2017 and the years ended November 30, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.68%, 0.49% and 0.24% of average daily net assets for the years ended November 30, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.01%.

14	See Notes to Financial Statements.

Eaton Vance

Hedged Stock Fund

May 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Hedged Stock Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options, over-the-counter options and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

15

Eaton Vance

Hedged Stock Fund

May 31, 2017

Notes to Financial Statements (Unaudited) — continued

As of May 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

K  Interim Financial Statements — The interim financial statements relating to May 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund intends to make annual distributions from its cash available for distribution, which is determined by the Fund’s investment adviser and generally consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums received, and net realized and unrealized gains on stock investments. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder,

16

Eaton Vance

Hedged Stock Fund

May 31, 2017

Notes to Financial Statements (Unaudited) — continued

receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At November 30, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $5,883,826 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at November 30, 2016, $2,923,808 are short-term and $2,960,018 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$35,486,509

Gross unrealized appreciation	$7,154,512
Gross unrealized depreciation	(811,272)

Net unrealized appreciation	$6,343,240

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended May 31, 2017, the investment adviser fee amounted to $203,235 or 0.90% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.15%, 1.90% and 0.90% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after March 31, 2018. Pursuant to this agreement, EVM was allocated $106,716 of the Fund’s operating expenses for the six months ended May 31, 2017. EVM serves as the administrator to the Fund, but receives no compensation.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended May 31, 2017, EVM earned $706 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $646 as its portion of the sales charge on sales of Class A shares for the six months ended May 31, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended May 31, 2017 amounted to $21,790 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended May 31, 2017, the Fund paid or accrued to EVD $26,530 for Class C shares.

17

Eaton Vance

Hedged Stock Fund

May 31, 2017

Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended May 31, 2017 amounted to $8,843 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended May 31, 2017, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $29,623,401 and $42,810,211, respectively, for the six months ended May 31, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016

Sales	367,293	1,190,552
Issued to shareholders electing to receive payments of distributions in Fund shares	16,912	8,775
Redemptions	(825,056)	(1,403,908)

Net decrease	(440,851)	(204,581)

Class C	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016

Sales	37,043	185,018
Redemptions	(176,055)	(291,152)

Net decrease	(139,012)	(106,134)

Class I	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016

Sales	527,685	2,510,912
Issued to shareholders electing to receive payments of distributions in Fund shares	24,315	13,820
Redemptions	(1,273,310)	(2,425,083)

Net increase (decrease)	(721,310)	99,649

18

Eaton Vance

Hedged Stock Fund

May 31, 2017

Notes to Financial Statements (Unaudited) — continued

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at May 31, 2017 is included in the Portfolio of Investments. For written option contracts, all of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At May 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Written options activity for the six months ended May 31, 2017 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	222	$256,494
Options written	1,189	1,150,152
Options terminated in closing purchase transactions	(561)	(596,217)
Options exercised	(157)	(165,261)
Options expired	(526)	(496,707)

Outstanding, end of period	167	$148,461

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at May 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Purchased options	$53,195	$—
Written options	—	(176,390)

Total	$53,195	$(176,390)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

19

Eaton Vance

Hedged Stock Fund

May 31, 2017

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended May 31, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$(1,200,501)	$63,649
Written options	(1,110,299)	170,986

Total	$(2,310,800)	$234,635

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

The average number of purchased options contracts outstanding during the six months ended May 31, 2017, which is indicative of the volume of this derivative type, was 189 contracts.

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average annual interest rate (excluding fees) for the six months ended May 31, 2017 were $206,044 and 1.67%, respectively.

10  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At May 31, 2017, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $30,639. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at May 31, 2017. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 11) at May 31, 2017. The Fund’s average overdraft advances during the six months ended May 31, 2017 were not significant.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Eaton Vance

Hedged Stock Fund

May 31, 2017

Notes to Financial Statements (Unaudited) — continued

At May 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$5,349,933	$—		$—	$5,349,933
Consumer Staples	4,020,462	—		—	4,020,462
Energy	2,491,719	—		—	2,491,719
Financials	5,749,279	—		—	5,749,279
Health Care	5,706,650	—		—	5,706,650
Industrials	3,829,823	310,354		—	4,140,177
Information Technology	9,538,215	—		—	9,538,215
Materials	1,199,061	—		—	1,199,061
Real Estate	1,198,947	—		—	1,198,947
Telecommunication Services	942,175	—		—	942,175
Utilities	1,360,585	—		—	1,360,585

Total Common Stocks	$41,386,849	$310,354	*	$—	$41,697,203

Put Options Purchased	$53,195	$—		$—	$53,195
Short-Term Investments	—	79,351		—	79,351

Total Investments	$41,440,044	$389,705		$—	$41,829,749

Liability Description

Call Options Written	$(176,390)	$—		$—	$(176,390)

Total	$(176,390)	$—		$—	$(176,390)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At May 31, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

21

Eaton Vance

Hedged Stock Fund

May 31, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

22

Eaton Vance

Hedged Stock Fund

May 31, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Hedged Stock Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in stocks and put options on indices and selling call options on indices. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

23

Eaton Vance

Hedged Stock Fund

May 31, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

24

Eaton Vance

Hedged Stock Fund

May 31, 2017

Officers and Trustees

Officers of Eaton Vance Hedged Stock Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Hedged Stock Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7764    5.31.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 21, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 21, 2017